UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-02319
             _______________________________________________________

                      Fort Dearborn Income Securities, Inc.
 ______________________________________________________________________________
               (Exact name of registrant as specified in charter)

                 One North Wacker Drive, Chicago, Illinois 60606
 ______________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                   UBS Global Asset Management (Americas) Inc.
                             One North Wacker Drive
                               Chicago, Ill 60606
                     (Name and address of agent for service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                       Stradley Ronon Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

        Registrant's telephone number, including area code:  212-882 5000

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

                [LOGO OF UBS] UBS Global Asset
                                  Management

                              FORT DEARBORN INCOME
                              SECURITIES, INC.
                              SEMIANNUAL REPORT
                              MARCH 31, 2005

FORT DEARBORN INCOME SECURITIES, INC.

May 26, 2005

FORT DEARBORN INCOME SECURITIES, INC.

INVESTMENT GOAL:

Current income consistent with external interest rate conditions and total return.

PORTFOLIO MANAGER:

Craig G.Ellinger UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:

December 19, 1972

NYSE SYMBOL:

FDI (Previously FTD)

DIVIDEND PAYMENTS:

Quarterly

DEAR SHAREHOLDER,

We present you with the semiannual report for Fort Dearborn Income Securities, Inc. (the "Fund") for the six months ended March 31, 2005.

PERFORMANCE

Over the six-month period, the Fund's net asset value return was 1.31%. On a market price basis, the Fund's return was 0.74%. Over the same period, the Fund's peer group, the Lipper Corporate Debt Funds BBB-Rated median, posted a net asset value return of 1.36% and a market price return of 0.60%. Finally,the Investment Grade Bond Index (the "Index"), the Fund's benchmark, generated a return of 1.24%. (For more performance information, please refer to "Performance At A Glance" on page 4). Over the period, the Fund did not use leverage. Leverage magnifies returns on the upside and on the downside, creating wider dispersions of returns within the Fund's peer group.

AN INTERVIEW WITH PORTFOLIO MANAGER CRAIG G.ELLINGER

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high oil prices, rising interest rates, a mixed job market, uncertainty surrounding the Presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (GDP) growth was 3.8% in the fourth quarter. Preliminary estimates for first quarter 2005 GDP growth were 3.5%.

Q. HOW DID THE FED REACT TO THESE ECONOMIC CONDITIONS?

A. As expected, the Federal Reserve Board (the "Fed") continued to raise interest rates over the period in an attempt to ward off a potential increase in inflation. Following three rate hikes from June through September 2004, the Fed increased its target for the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--in 0.25% increments four times during the reporting period. This series of seven rate hikes brought the fed funds rate from 1.00% to 2.75% by the end of March.

   Toward the end of the period, the Fed appeared to become increasingly concerned about inflation. Coinciding with the March rate hike, the Fed

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

   continued to say it expected to raise rates at a "measured" pace. However, it also said that inflationary pressures "have picked up in recent months and pricing power is more evident," whereas in February it stated that inflation was "well contained." Many market participants believed this telegraphed the potential for rate hikes larger than 0.25% in the future. The Fed did in fact raise rates again after the period closed, bringing the rate to 3.0%.

Q. HOW DID THE OVERALL FIXED INCOME MARKETS PERFORM DURING THE REPORTING
   PERIOD?

A. During the first half of the reporting period, short-term interest rates rose in conjunction with the Fed's ongoing rate hikes. While this was expected, long-term yields marched to a different drummer, as they were surprisingly stable over the same period. A continuation of this trend continued in early 2005, finally prompting Fed Chairman Alan Greenspan to state in February that it was a "conundrum" to him why short-term interest rates were rising while longer-term rates were falling. Then, coinciding with the March fed funds rate hike, the Fed expressed increasing concerns about inflationary pressures and both short- and long-term interest rates rose sharply, driving bond prices down (interest rates and bond prices generally move in the opposite direction). Looking at the six-month period as a whole, 10-year Treasury yields rose from 4.12% at the beginning of the period to 4.49% at the close.

Q. HOW DID YOU MANAGE THE FUND'S PORTFOLIO DURING THE PERIOD?

A. We became more defensive with respect to interest rate risk during the period. The Fund's duration (duration is a measure of a Fund's sensitivity to interest rate changes) hit its lowest point relative to the benchmark during the period in early February, as the 10-year Treasury note yielded 4.01%. This shift was consistent with our valuation model that indicated longer-term yields were unsustainably low. This proved to be the case, as longer-term yields rose toward the end of the reporting period, and our positioning helped Fund performance.

   In terms of sector exposure, we also maintained a defensive stance.
   During the period, we held underweight positions relative to the benchmark in agency securities, mortgage-backed securities and corporate bonds. As the period drew to a close, we became more cautious of pricing in the corporate sector. While fundamentals in the sector appeared solid, we didn't believe that they would improve enough going forward to justify their tight spreads (the difference in yields between corporate bonds and Treasuries). As such, we further reduced our exposure to the corporate bond sector in early March, using the proceeds to purchase Treasury securities.

   Our largest overweight position during the period was in asset-backed securities. Based on our research, we felt that specific asset-backed securities within the sector were the most attractively valued amongst the other high quality sectors; this position helped the Fund's performance during the reporting period.

Q. HOW WAS THE FUND POSITIONED AT THE END OF THE PERIOD?

A. Despite high oil prices, key economic indicators point to an economy that continues to expand at a brisk pace. Given less fiscal stimulus in the form of

--------------------------------------------------------------------------------
2

FORT DEARBORN INCOME SECURITIES, INC.

   tax cuts and the peak of the mortgage refinancing boom, we would expect growth to slow somewhat in the second half of the year. However, we believe the economy will remain strong enough to spur inflation concerns and necessitate a continuation of the Fed's tighter monetary policy. Given this environment, we expect to maintain our defensive posture for the Fund's portfolio, both in terms of duration and sector positioning.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
Fort Dearborn Income Securities, Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Craig G. Ellinger

Craig G. Ellinger
Portfolio Manager
Fort Dearborn Income Securities, Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2005. The views and opinions in the letter were current as of May 26, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

Average Annual Returns, Periods Ended 3/31/05

NET ASSET VALUE RETURNS*                        6 months     1 year       5 years        10 years
-------------------------------------------------------------------------------------------------
Fort Dearborn Income Securities, Inc.             1.31%       1.86%         7.93%          7.92%
-------------------------------------------------------------------------------------------------
Investment Grade Bond Index**                     1.24        2.31          9.08           8.44
-------------------------------------------------------------------------------------------------

MARKET PRICE RETURNS*
-------------------------------------------------------------------------------------------------
Fort Dearborn Income Securities, Inc.             0.74%       0.44%         9.17%          8.65%
-------------------------------------------------------------------------------------------------
Investment Grade Bond Index**                     1.24        2.31          9.08           8.44
-------------------------------------------------------------------------------------------------

SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/05
-------------------------------------------------------------------------------------------------
Market Price                                                                             $14.43
-------------------------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)                            $16.17
-------------------------------------------------------------------------------------------------
6-Month Dividend/Distribution                                                             $0.528
-------------------------------------------------------------------------------------------------
Monthly Dividend/Distribution at Period-End                                               $0.200
-------------------------------------------------------------------------------------------------
Market Yield***                                                                            5.54%
-------------------------------------------------------------------------------------------------
NAV Yield***                                                                               4.95%
-------------------------------------------------------------------------------------------------

  * Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends/distributions were reinvested at the net asset value on the month-end dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods one year or less have not been annualized.

    Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a sale of Fund Shares.

 ** Index composition, 12/31/81 - present: 5% Lehman US Agency Index (7+years);
    75% Lehman US Credit Index (7+ years); 10% Lehman US Mortgage Fixed Rate MBS Index (7+ years); 10% Lehman US Treasury Index (all maturities).

*** Market yield is calculated by multiplying the period-end dividend by 4 and dividing by the month-end market price. NAV yield is calculated by multiplying the period-end dividend by 4 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
4

FORT DEARBORN INCOME SECURITIES, INC.

INDUSTRY DIVERSIFICATION
As a Percent of Net Assets
As of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Bonds
U.S. Bonds
U.S. Corporate Bonds
  Aerospace & Defense ................................................     1.07%
  Airlines ...........................................................     0.28
  Automobiles ........................................................     2.18
  Beverages ..........................................................     0.52
  Capital Markets ....................................................     4.07
  Chemicals ..........................................................     1.12
  Commercial Banks ...................................................     4.89
  Commercial Services & Supplies .....................................     0.96
  Communications Equipment ...........................................     0.49
  Consumer Finance ...................................................     2.91
  Diversified Financial Services .....................................     4.96
  Diversified Telecommunication Services .............................     4.68
  Electric Utilities .................................................     2.42
  Food & Staples Retailing ...........................................     0.88
  Food Products ......................................................     1.73
  Gas Utilities ......................................................     0.38
  Hotels, Restaurants & Leisure ......................................     0.23
  Household Durables .................................................     0.42
  Insurance ..........................................................     1.43
  Machinery ..........................................................     0.55
  Media ..............................................................     3.53
  Metals & Mining ....................................................     0.54
  Multi-Utilities & Unregulated Power ................................     1.20
  Multiline Retail ...................................................     0.49
  Oil & Gas ..........................................................     2.86
  Paper & Forest Products ............................................     1.22
  Personal Products ..................................................     0.99
  Pharmaceuticals ....................................................     1.19
  Real Estate ........................................................     0.84
  Road & Rail ........................................................     1.93
  Thrifts & Mortgage Finance .........................................     0.75
  Tobacco ............................................................     0.62
  Wireless Telecommunication Services ................................     0.88
                                                                          -----
     Total U.S. Corporate Bonds ......................................    53.21
                                                                          -----
  Asset-Backed Securities ............................................     7.33
  Commercial Mortgage-Backed Securities ..............................     0.83
  Mortgage and Agency Debt Securities ................................    11.97
  Municipal Notes and Bonds ..........................................     3.37
  U.S. Government Obligations ........................................    11.19
                                                                          -----
     Total U.S. Bonds ................................................    87.90
                                                                          -----
International Bonds
International Corporate Bonds
  Aerospace & Defense ................................................     0.64
  Commercial Banks ...................................................     1.43
  Diversified Financial Services .....................................     1.80
  Diversified Telecommunication Services .............................     1.72

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

INDUSTRY DIVERSIFICATION
As a Percent of Net Assets
As of March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   Energy Equipment & Services ........................................     0.51%
   Oil & Gas ..........................................................     1.17
   Road & Rail ........................................................     0.23
   Wireless Telecommunication Services ................................     0.50
                                                                          ------
      Total International Corporate Bonds .............................     8.00
                                                                          ------
   Foreign Government Bonds ...........................................     2.04
   Sovereign/Supranational Bonds ......................................     0.34
                                                                          ------
      Total International Bonds .......................................    10.38
                                                                          ------
TOTAL BONDS ...........................................................    98.28
SHORT-TERM INVESTMENT .................................................     0.51
                                                                          ------
TOTAL INVESTMENTS .....................................................    98.79
CASH AND OTHER ASSETS, LESS LIABILITIES ...............................     1.21
                                                                          ------
NET ASSETS ............................................................   100.00%
                                                                          ======

--------------------------------------------------------------------------------
6

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
BONDS -- 98.28%
U.S. BONDS -- 87.90%
U.S. CORPORATE BONDS -- 53.21%
Alcoa, Inc.
  6.000%, due 01/15/12 ...............................................   $ 720,000     $     767,564
Allstate Corp.
  6.750%, due 05/15/18 ...............................................     195,000           218,007
Altria Group, Inc.
  7.750%, due 01/15/27 ...............................................     310,000           353,823
Amerada Hess Corp.
  7.875%, due 10/01/29 ...............................................     450,000           537,864
Apache Corp.
  6.250%, due 04/15/12 ...............................................     305,000           332,686
AT&T Corp.
  9.750%, due 11/15/31 [dagger] ......................................     860,000         1,049,200
AvalonBay Communities, Inc.
  7.500%, due 08/01/09 ...............................................     375,000           413,895
Avon Products, Inc.
  7.150%, due 11/15/09 ...............................................   1,270,000         1,403,652
Bank of America Corp.
  7.400%, due 01/15/11 ...............................................   1,915,000         2,158,864
Bank One Corp.
  7.875%, due 08/01/10 ...............................................     815,000           928,370
BellSouth Corp.
  6.000%, due 10/15/11 ...............................................     315,000           333,685
  6.550%, due 06/15/34 ...............................................     890,000           952,331
Boeing Capital Corp.
  7.375%, due 09/27/10 ...............................................     320,000           359,622
Bristol-Myers Squibb Co.
  5.750%, due 10/01/11 ...............................................     395,000           412,572
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27 ...............................................     120,000           136,304
  7.082%, due 05/13/29 ...............................................     740,000           862,281
C.S. First Boston USA, Inc.
  6.500%, due 01/15/12 ...............................................   1,105,000         1,195,643
Caterpillar, Inc.
  6.550%, due 05/01/11 ...............................................     720,000           784,207
Cendant Corp.
  7.375%, due 01/15/13 ...............................................     340,000           384,105
Centex Corp.
  7.875%, due 02/01/11 ...............................................     300,000           339,053
CIT Group, Inc.
  7.750%, due 04/02/12 ...............................................     140,000           161,933
Citigroup, Inc.
  5.000%, due 09/15/14 ...............................................   2,567,000         2,520,219

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Citizens Communications Co.
     9.000%, due 08/15/31 ............................................   $ 585,000     $     608,400
Comcast Corp.
     7.050%, due 03/15/33 ............................................   1,300,000         1,454,037
ConAgra Foods, Inc.
     6.750%, due 09/15/11 ............................................     420,000           461,588
ConocoPhillips
     8.750%, due 05/25/10 ............................................     680,000           804,697
Coors Brewing Co.
     6.375%, due 05/15/12 ............................................     350,000           376,075
DaimlerChrysler N.A. Holding Corp.
     8.500%, due 01/18/31 ............................................     845,000         1,019,622
Delta Air Lines, Inc. (a)
     10.500%, due 04/30/16 ...........................................     700,000           392,077
Devon Financing Corp., ULC
     6.875%, due 09/30/11 ............................................     670,000           737,689
Dominion Resources, Inc.
     5.700%, due 09/17/12 ............................................     415,000           430,365
Dow Chemical Co.
     6.125%, due 02/01/11 ............................................     330,000           353,185
Duke Capital LLC
     5.668%, due 08/15/14 ............................................     560,000           563,158
Duke Energy Field Services LLC
     8.125%, due 08/16/30 ............................................     590,000           755,374
EOP Operating LP
     7.250%, due 06/15/28 ............................................     700,000           776,756
Erac U.S.A. Finance Co., 144A
     8.000%, due 01/15/11 ............................................   1,065,000         1,226,654
Federated Department Stores, Inc.
     6.625%, due 04/01/11 ............................................     300,000           322,712
FirstEnergy Corp., Series B
     6.450%, due 11/15/11 ............................................     650,000           685,779
Ford Motor Co.
     7.450%, due 07/16/31 ............................................   2,290,000         2,071,500
General Dynamics Corp.
     4.250%, due 05/15/13 ............................................     730,000           696,168
General Electric Capital Corp.
     6.000%, due 06/15/12 ............................................   1,730,000         1,843,215
     6.750%, due 03/15/32 ............................................   1,150,000         1,327,471
General Motors Acceptance Corp.
     6.125%, due 09/15/06 ............................................     560,000           557,417
     6.875%, due 09/15/11 ............................................     265,000           239,783
     8.000%, due 11/01/31 ............................................   1,820,000         1,584,934
Goldman Sachs Group, Inc.
     6.125%, due 02/15/33 ............................................     440,000           451,055
     6.875%, due 01/15/11 ............................................   1,685,000         1,837,907

--------------------------------------------------------------------------------
8

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Household Finance Corp.
  6.750%, due 05/15/11 ...............................................   $1,165,000    $    1,275,364
ICI Wilmington, Inc.
  5.625%, due 12/01/13 ...............................................      850,000           861,258
International Paper Co.
  6.750%, due 09/01/11 ...............................................      875,000           959,319
JPMorgan Chase & Co.
  6.750%, due 02/01/11 ...............................................      955,000         1,045,553
Kraft Foods, Inc.
  5.625%, due 11/01/11 ...............................................      760,000           788,581
Kroger Co.
  7.500%, due 04/01/31 ...............................................      685,000           782,690
Lincoln National Corp.
  6.200%, due 12/15/11 ...............................................      390,000           415,433
Lockheed Martin Corp.
  8.500%, due 12/01/29 ...............................................      255,000           345,519
Marathon Oil Corp.
  6.125%, due 03/15/12 ...............................................      325,000           346,934
Marsh & McLennan Cos., Inc.
  6.250%, due 03/15/12 ...............................................      705,000           736,784
McKesson Corp.
  7.750%, due 02/01/12 ...............................................      600,000           680,711
Mellon Funding Corp.
  5.000%, due 12/01/14 ...............................................      195,000           193,415
Merck & Co., Inc.
  6.400%, due 03/01/28 ...............................................      520,000           564,968
Miller Brewing Co., 144A
  5.500%, due 08/15/13 ...............................................      350,000           355,836
Morgan Stanley
  6.750%, due 04/15/11 ...............................................    1,675,000         1,825,619
  7.250%, due 04/01/32 ...............................................      355,000           426,993
Motorola, Inc.
  7.625%, due 11/15/10 ...............................................      625,000           702,286
National City Bank
  4.625%, due 05/01/13 ...............................................      360,000           350,100
New Cingular Wireless Services, Inc.
  8.750%, due 03/01/31 ...............................................      945,000         1,246,749
Newell Rubbermaid, Inc.
  6.750%, due 03/15/12 ...............................................      235,000           257,827
News America, Inc., 144A
  6.200%, due 12/15/34 ...............................................      810,000           800,900
Northrop Grumman Corp.
  7.125%, due 02/15/11 ...............................................      425,000           473,954
Occidental Petroleum Corp.
  8.450%, due 02/15/29 ...............................................      265,000           357,230

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.
  6.050%, due 03/01/34 ...............................................   $ 510,000     $     523,676
Pitney Bowes, Inc.
  4.625%, due 10/01/12 ...............................................     300,000           296,993
Progress Energy, Inc.
  7.000%, due 10/30/31 ...............................................     520,000           570,491
Progressive Corp.
  6.250%, due 12/01/32 ...............................................     275,000           294,032
PSEG Power LLC
  8.625%, due 04/15/31 ...............................................     290,000           385,093
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10 ...............................................     830,000           794,725
Rohm & Haas Co.
  7.850%, due 07/15/29 ...............................................     290,000           375,069
Safeway, Inc.
  7.250%, due 02/01/31 ...............................................     435,000           473,203
SBC Communications, Inc.
  5.875%, due 02/01/12 ...............................................     800,000           834,064
Sempra Energy
  7.950%, due 03/01/10 ...............................................     480,000           540,317
SLM Holding Corp.
  5.125%, due 08/27/12 ...............................................     115,000           116,665
Sprint Capital Corp.
  8.750%, due 03/15/32 ...............................................     665,000           862,745
Target Corp.
  7.000%, due 07/15/31 ...............................................     305,000           366,565
Time Warner, Inc.
  7.625%, due 04/15/31 ...............................................   1,585,000         1,862,004
Travelers Property Casualty Corp.
  6.375%, due 03/15/33 ...............................................     350,000           361,137
TXU Energy Co. LLC
  7.000%, due 03/15/13 ...............................................   1,115,000         1,220,230
Tyson Foods, Inc.
  8.250%, due 10/01/11 ...............................................     125,000           144,984
U.S. Bank N.A.
  6.375%, due 08/01/11 ...............................................     500,000           541,602
Unilever Capital Corp.
  7.125%, due 11/01/10 ...............................................     945,000         1,058,400
Union Oil Co. of California
  7.500%, due 02/15/29 ...............................................     300,000           370,215
Union Pacific Corp.
  6.650%, due 01/15/11 ...............................................     470,000           509,942
UST, Inc.
  6.625%, due 07/15/12 ...............................................     475,000           521,881
Valero Energy Corp.
  7.500%, due 04/15/32 ...............................................     470,000           566,598

--------------------------------------------------------------------------------
10

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Verizon New York, Inc., Series B
  7.375%, due 04/01/32 ...............................................   $1,085,000    $   1,217,665
Viacom, Inc.
  6.625%, due 05/15/11 ...............................................      825,000          887,517
Wachovia Bank N.A.
  7.800%, due 08/18/10 ...............................................    1,620,000        1,855,692
Washington Mutual Bank FA
  5.500%, due 01/15/13 ...............................................    1,050,000        1,071,527
Wells Fargo Bank N.A.
  6.450%, due 02/01/11 ...............................................    1,025,000        1,112,689
Wendy's International, Inc.
  6.200%, due 06/15/14 ...............................................      310,000          331,233
Weyerhaeuser Co.
  7.375%, due 03/15/32 ...............................................      665,000          777,455
Wyeth
  5.500%, due 03/15/13 ...............................................      700,000          711,563
                                                                                       -------------
                                                                                          75,533,493
                                                                                       -------------
ASSET-BACKED SECURITIES -- 7.33%
Centerpoint Energy Transition Bond Co. LLC, 01-1, Class A4
  5.630%, due 09/15/15 ...............................................    3,200,000        3,332,015
Conseco Finance Securitizations Corp., 00-2, Class A4
  8.480%, due 12/01/30 ...............................................      961,634          992,585
Conseco Finance Securitizations Corp., 00-5, Class A4
  7.470%, due 02/01/32 ...............................................      562,445          574,168
Conseco Finance Securitizations Corp., 00-5, Class A5
  7.700%, due 02/01/32 ...............................................    1,500,000        1,472,228
CPL Transition Funding LLC, 02-1, Class A5
  6.250%, due 01/15/17 ...............................................    3,000,000        3,288,021
Small Business Administration, 04-P10B, Class 1
  4.754%, due 08/10/14 ...............................................      749,374          742,402
                                                                                       -------------
                                                                                          10,401,419
                                                                                       -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.83%
Morgan Stanley Capital I, 95-GAL1, Class E, 144A
  8.250%, due 08/15/27 ...............................................    1,168,209        1,174,917
                                                                                       -------------
MORTGAGE & AGENCY DEBT SECURITIES -- 11.97%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
  6.500%, due 04/25/33 ...............................................      330,402          334,609
Federal Home Loan Mortgage Corp.
  3.875%, due 01/12/09 ...............................................    1,825,000        1,788,186
  5.000%, due 01/30/14 ...............................................       30,000           29,607
  5.125%, due 07/15/12 ...............................................      650,000          665,846
  6.875%, due 09/15/10 ...............................................      890,000          988,438
Federal Home Loan Mortgage Corp., Gold
  5.500%, due 10/01/19 ...............................................      952,249          972,405
  6.000%, due 10/01/34 ...............................................      904,569          926,096
  6.500%, due 02/01/17 ...............................................      311,286          325,624

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Federal National Mortgage Association
   4.625%, due 10/15/13 ..............................................   $  785,000    $     774,282
   5.000%, due 03/01/34 ..............................................    1,309,406        1,283,873
   5.500%, due 03/01/33 ..............................................      591,743          594,118
   5.500%, due 09/01/34 ..............................................    2,808,627        2,814,625
   5.500%, due 11/01/34 ..............................................      490,771          491,819
   6.000%, due 06/01/23 ..............................................      301,034          309,654
   6.000%, due 11/01/28 ..............................................      427,098          438,227
   6.250%, due 02/01/11 ..............................................    1,300,000        1,389,094
   7.000%, due 03/01/31 ..............................................      252,839          267,760
Federal National Mortgage Association Grantor Trust,
   02-T19, Class A1
   6.500%, due 07/25/42 ..............................................      716,218          740,426
Federal National Mortgage Association, 93-106,
   Class Z, REMIC
   7.000%, due 06/25/13 ..............................................       53,482           55,907
Government National Mortgage Association
   6.500%, due 05/15/29 ..............................................      164,850          172,463
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
   5.250%, due 12/25/33 ..............................................    1,658,877        1,623,316
                                                                                        ------------
                                                                                          16,986,375
                                                                                        ------------
MUNICIPAL NOTES AND BONDS -- 3.37%
Illinois State Taxable Pension
   5.100%, due 06/01/33 ..............................................    2,350,000        2,257,128
New Jersey Economic Development Authority*
   2.839%, due 02/15/18 ..............................................    5,000,000        2,532,450
                                                                                        ------------
                                                                                           4,789,578
                                                                                        ------------
U.S. GOVERNMENT OBLIGATIONS -- 11.19%
U.S. Treasury Bonds
   5.375%, due 02/15/31 ..............................................      515,000          561,290
   6.250%, due 08/15/23 ..............................................      635,000          739,353
   6.250%, due 05/15/30 ..............................................      980,000        1,177,454
   8.750%, due 05/15/17 ..............................................      540,000          742,015
U.S. Treasury Notes
   2.500%, due 10/31/06 ..............................................    1,770,000        1,737,643
   3.625%, due 01/15/10 ..............................................      430,000          419,704
   4.750%, due 05/15/14 ..............................................    9,105,000        9,275,719
U.S. Treasury Strips*
   1.651%, due 02/15/27 ..............................................    3,620,000        1,226,514
                                                                                        ------------
                                                                                          15,879,692
                                                                                        ------------
Total U.S. Bonds .....................................................                   124,765,474
                                                                                        ------------

--------------------------------------------------------------------------------
12

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
INTERNATIONAL BONDS -- 10.38%
INTERNATIONAL CORPORATE BONDS -- 8.00%
CANADA -- 2.29%
Anadarko Finance Co., Series B
  7.500%, due 05/01/31 ...............................................   $  745,000    $     914,133
Bombardier, Inc., 144A
  6.750%, due 05/01/12 ...............................................    1,020,000          905,250
Burlington Resources Finance Co.
  6.680%, due 02/15/11 ...............................................      370,000          402,163
Canadian National Railway Co.
  6.900%, due 07/15/28 ...............................................      285,000          332,177
Conoco Funding Co.
  7.250%, due 10/15/31 ...............................................      275,000          338,181
Telus Corp.
  8.000%, due 06/01/11 ...............................................      305,000          353,201
                                                                                       -------------
                                                                                           3,245,105
                                                                                       -------------
CAYMAN ISLANDS -- 2.31%
Augusta Funding VI, 144A
  7.375%, due 04/15/13 ...............................................    2,500,000        2,562,700
Transocean, Inc.
  7.500%, due 04/15/31 ...............................................      585,000          722,314
                                                                                       -------------
                                                                                           3,285,014
                                                                                       -------------
FRANCE -- 0.30%
France Telecom S.A.
  8.750%, due 03/01/31 [dagger] ......................................      330,000          434,330
                                                                                       -------------
LUXEMBOURG -- 0.31%
Telecom Italia Capital S.A.
  6.375%, due 11/15/33 ...............................................      430,000          438,474
                                                                                       -------------
NETHERLANDS -- 0.58%
Deutsche Telekom International Finance BV [dagger]
  8.750%, due 06/15/30 ...............................................      625,000          817,407
                                                                                       -------------
UNITED KINGDOM -- 2.21%
Abbey National PLC
  7.950%, due 10/26/29 ...............................................      750,000          969,637
Barclays Bank PLC, 144A [dagger dagger]
  8.550%, due 06/15/11 ...............................................      290,000          342,655
British Telecommunications PLC
  8.375%, due 12/15/10 ...............................................      340,000          395,012
HSBC Holdings PLC
  5.250%, due 12/12/12 ...............................................      260,000          263,473
Royal Bank of Scotland Group PLC
  9.118%, due 03/31/10 ...............................................      385,000          455,022

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

                                                                            FACE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Vodafone Group PLC
     7.875%, due 02/15/30 ............................................    $ 555,000     $    708,536
                                                                                        ------------
                                                                                           3,134,335
                                                                                        ------------
Total International Corporate Bonds ..................................                    11,354,665
                                                                                        ------------
FOREIGN GOVERNMENT BONDS -- 2.04%
MEXICO -- 2.04%
United Mexican States
     8.125%, due 12/30/19 ............................................    2,520,000        2,887,920
                                                                                        ------------
SOVEREIGN/SUPRANATIONAL -- 0.34%
PEMEX Project Funding Master Trust
     8.000%, due 11/15/11 ............................................      440,000          486,860
                                                                                        ------------
Total International Bonds ............................................                    14,729,445
                                                                                        ------------
Total Bonds (Cost $134,079,683) ......................................                   139,494,919
                                                                                        ------------

                                                                           Shares
                                                                         ----------
SHORT-TERM INVESTMENT -- 0.51%**
OTHER -- 0.51%
UBS Supplementary Trust U.S. Cash Management Prime Fund
     yield of 2.77%***
     (Cost $729,552) .................................................      729,552          729,552
                                                                                        ------------
Total Investments (Cost $134,809,235) -- 98.79% ....................                     140,224,471

Cash and other assets, less liabilities -- 1.21% .....................                     1,714,581
                                                                                        ------------
Net Assets -- 100.00% ................................................                  $141,939,052
                                                                                        ============
NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $134,809,235; and
net unrealized appreciation consisted of:

     Gross unrealized appreciation ...................................                  $  7,165,098
     Gross unrealized depreciation ...................................                    (1,749,862)
                                                                                        ------------
        Net unrealized appreciation ..................................                  $  5,415,236
                                                                                        ============

[dagger]        Step Bonds - Coupon rate increases in increments to maturity.
                Rate disclosed as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
[dagger dagger] Reflects rate at March 31, 2005 on variable rate instruments.
*               Reflects annualized yield at March 31, 2005 on zero coupon bonds.
**              Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn
                Income Securities, Inc.'s advisor.
***             Interest rate reflects yield at March 31, 2005.
(a)             Security is illiquid. This security amounted to $392,077 or
                0.28% of net assets.
144A            Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the value of these securities amounted to $7,368,912 or 5.19% of net assets.
REMIC           Real Estate Mortgage Investment Conduit.
Strips          Bonds that can be subdivided into a series of zero-coupon bonds.

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
14

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:

Investments in securities of unaffiliated issuers, at value
  (cost - $134,079,683)                                             $139,494,919
--------------------------------------------------------------------------------
Investments in affiliated issuers, at value
  (cost - $729,552)                                                      729,552
--------------------------------------------------------------------------------
Cash                                                                      17,552
--------------------------------------------------------------------------------
Receivable for investments sold                                        3,599,965
--------------------------------------------------------------------------------
Interest receivable                                                    1,978,181
--------------------------------------------------------------------------------
Other assets                                                              21,822
--------------------------------------------------------------------------------
Total assets                                                         145,841,991
--------------------------------------------------------------------------------
Liabilities:

Payable for investments purchased                                      3,652,372
--------------------------------------------------------------------------------
Payable investment advisory fees                                         160,501
--------------------------------------------------------------------------------
Payable for Directors fees                                                14,313
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    75,753
--------------------------------------------------------------------------------
Total liabilities                                                      3,902,939
--------------------------------------------------------------------------------
NET ASSETS:

Capital stock - $0.01 par value; 12,000,000 shares authorized;
  8,775,665 shares issued and outstanding                            135,120,133
--------------------------------------------------------------------------------
Undistributed net investment income                                      140,071
--------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions             1,263,612
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             5,415,236
--------------------------------------------------------------------------------
Net assets                                                          $141,939,052
--------------------------------------------------------------------------------
Net asset value per share                                                 $16.17
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF OPERATIONS

                                                                   For the Six
                                                                   Months Ended
                                                                  March 31, 2005
                                                                    (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest (includes $33,092 from an affiliated entity)               $4,066,202
--------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                               339,301
--------------------------------------------------------------------------------
Professional fees                                                       70,312
--------------------------------------------------------------------------------
Transfer agency fees                                                    34,727
--------------------------------------------------------------------------------
Reports and notices to shareholders                                     27,009
--------------------------------------------------------------------------------
Custody and accounting fees                                             21,723
--------------------------------------------------------------------------------
Directors' fees                                                         11,016
--------------------------------------------------------------------------------
Franchise taxes                                                          1,046
--------------------------------------------------------------------------------
Other expenses                                                          30,354
--------------------------------------------------------------------------------
  Total Expenses                                                       535,488
--------------------------------------------------------------------------------
Net investment income                                                3,530,714
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
INVESTMENT ACTIVITIES:

Net realized gains from investment transactions                      1,248,093
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments   (2,792,895)
--------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities         (1,544,802)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $1,985,912
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
16

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  For the Six
                                                                 Months Ended             For the
                                                                 March 31, 2005         Year Ended
                                                                  (unaudited)        September 30, 2004
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                               $3,530,714            $7,241,544
-------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                       1,248,093             1,281,992
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
  depreciation of investments                                       (2,792,895)           (1,385,582)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 1,985,912             7,137,954
-------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                               (3,703,331)           (7,020,532)
-------------------------------------------------------------------------------------------------------
Net realized gains                                                    (930,220)                   --
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (4,633,551)           (7,020,532)
-------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                               (2,647,639)              117,422
-------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                144,586,691           144,469,269
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $140,071 and $312,688, respectively)                         $141,939,052          $144,586,691
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fort Dearborn Income Securities, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE") and the Chicago Stock Exchange ("CHX"). The Fund invests principally in investment grade long-term fixed income debt securities. The Fund's primary objective is to provide shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund enters into contracts that contain a variety of representations or that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset

--------------------------------------------------------------------------------
18

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

MORTGAGE-BACKED SECURITIES AND OTHER INVESTMENTS--The Fund invests in Mortgage-Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

The Fund invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond, which is collateralized by a pool of MBS. The Fund may also invest in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class
(PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. A Graduated Payment Mortgage (GPM) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

The Fund invests in Asset-Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK--The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

CAPITAL STOCK

At March 31, 2005, there were 12,000,000 shares of $0.01 par value capital stock authorized, and 8,775,665 shares issued and outstanding. During the six months ended March 31, 2005, no new shares were issued as part of the dividend reinvestment plan.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under an agreement between the Fund and UBS Global AM, UBS Global AM manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive functions for the Fund. In return for these services, the Fund pays UBS Global AM 0.50% per annum of the Fund's average weekly net assets up to $100,000,000 and 0.40% per annum of average weekly net assets in excess of $100,000,000. At March 31, 2005, the Fund owed UBS Global AM $160,501 in investment advisory fees.

The Fund invests in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is a business trust managed by the Advisor. Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor.

The Fund pays no management fees to Supplementary Trust. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations.

--------------------------------------------------------------------------------
20

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Amounts relating to those investments at March 31, 2005 and for the period ended are summarized as follows:

                                                                                         % OF
                                                    SALES       INTEREST                  NET
FUND                                  PURCHASES    PROCEEDS      INCOME       VALUE      ASSETS
-----------------------------------------------------------------------------------------------
UBS Supplementary Trust U.S. Cash
  Management Prime Fund              $17,832,303  $20,825,751    $33,092     $729,552     0.51%
-----------------------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES

Purchases and sales (including maturities) of portfolio securities for the six months ended March 31, 2005, were as follows: debt securities, excluding short-term securities and U.S. government debt obligations, $20,392,362 and $21,825,342, respectively; and U.S. government debt obligations, $41,621,817 and $41,353,135, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2004 were as follows:

DISTRIBUTIONS PAID FROM:                                                    2004
--------------------------------------------------------------------------------
Ordinary income                                                       $7,020,532
--------------------------------------------------------------------------------
Capital gains                                                                 --
--------------------------------------------------------------------------------
                                                                      $7,020,532
--------------------------------------------------------------------------------

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending September 30, 2005.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                   SIX MONTHS
                                                     ENDED                    FOR THE YEARS ENDED SEPTEMBER 30,
                                                 MARCH 31, 2005    ------------------------------------------------------
                                                  (UNAUDITED)       2004        2003       2002       2001          2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.48         $16.46      $15.71     $15.95     $15.05        $15.11
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.40           0.83        0.83       0.95       1.04          1.05
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
 (losses) from investment transactions               (0.18)         (0.01)       0.81      (0.07)      0.90         (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net increase from investment operations               0.22           0.82        1.64       0.88       1.94          0.99
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.42)         (0.80)      (0.85)     (0.96)     (1.04)        (1.04)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                (0.11)            --       (0.04)     (0.16)        --         (0.01)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    (0.53)         (0.80)      (0.89)     (1.12)     (1.04)        (1.05)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $16.17         $16.48      $16.46     $15.71     $15.95        $15.05
-------------------------------------------------------------------------------------------------------------------------
MARKET PRICE PER SHARE, END OF PERIOD               $14.43         $14.84      $14.70     $15.10     $14.84        $13.38
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(MARKET VALUE)(1)              0.74%          6.54%       3.21%      9.46%     18.98%         4.34%
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (NET ASSET VALUE)(2)          1.31%          5.13%     10.63%       5.82%     13.22%         6.77%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in millions)          $141.9         $144.6      $144.5     $137.9     $140.0        $132.1
-------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                        0.74%*         0.70%       0.74%      0.73%      0.71%         0.74%
-------------------------------------------------------------------------------------------------------------------------
Net investment income to average net assets           4.87%*         5.05%       5.16%      6.07%      6.68%         7.01%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      44%           101%         62%       127%       143%           74%
-------------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of period
   (in thousands)                                    8,776          8,776       8,776      8,776      8,776         8,776
-------------------------------------------------------------------------------------------------------------------------

*  Annualized
1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect broker-age commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
2 Total investment return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the month-end date. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

--------------------------------------------------------------------------------
22

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Fort Dearborn Income Securities, Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE") and the Chicago Stock Exchange ("CHX"). The Fund's primary objective is to provide its shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment advisor is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $60.2 billion in assets under management as of March 31, 2005.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "FDI". Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal; The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on December 14, 2004. At the meeting Adela Cepeda, Frank K. Reilly, Edward M. Roob and J. Mikesell Thomas were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

                                                          SHARES        SHARES
                                                          VOTED        WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:      FOR         AUTHORITY
--------------------------------------------------------------------------------
Adela Cepeda                                             7,408,850      275,497
--------------------------------------------------------------------------------
Frank K. Reilly                                          7,409,792      274,555
--------------------------------------------------------------------------------
Edward M. Roob                                           7,406,005      278,342
--------------------------------------------------------------------------------
J. Mikesell Thomas                                       7,384,842      299,505
--------------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures (and information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2004) without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the Edgar Database on the SEC's Web site (http://www.sec.gov.)

STOCK REPURCHASE PLAN

On July 28, 1988, the Board of Directors of the Fund approved a resolution to repurchase up to 700,000 of its common shares. The Fund may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

DIVIDEND REINVESTMENT PLAN

The Fund has established a dividend reinvestment plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of a participating broker or its nominee, may elect to have all dividends and other distributions automatically reinvested in additional Fund shares. Shareholders who elect to hold their shares in the name of a broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. More information regarding the Plan is provided below.

The Plan is applicable in each case where the Fund declares a dividend or other distribution payable in cash and simultaneously gives to its shareholders who are participants under the Plan ("Participants") the option to receive such dividend or other distribution in Fund shares.

Commencing seven trading days prior to the date of payment of such dividend or other distribution, but only if the market price plus brokerage commission at the time of purchase is lower than the net asset value as of the close of business on the eighth trading day prior to such date of payment ("Base Net Asset Value"), the agent (the "Agent"), on behalf of the Participants, will purchase shares in the open market(s) available to it. There can be no assurance that shares will be available

--------------------------------------------------------------------------------
24

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

in such open market(s) at a cost lower than Base Net Asset Value or in sufficient quantities to permit such purchases by the Agent. These purchases may be made on any securities exchange where such shares are traded, in the over-the-counter market or by negotiated transactions and may be subject to such terms of price, delivery, etc., to which the Agent may agree. If the market price for the shares is greater than the net asset value as of the close of business on the eighth trading day prior to the date of payment, then the Fund will issue shares in payment of the dividend.

On the date of payment of such dividend or other distribution, the Agent will elect to have the Fund pay to it the dividend or other distribution in cash to the extent of the cost, including brokerage commission, of the shares to be purchased by the Agent, and will elect to have the Fund pay the balance, if any, of the dividend or other distribution in shares. Such payments will be made by the Fund to EquiServe Trust Company, N.A. ("EquiServe") as administrator of the Plan for the Participants. EquiServe, in turn, will settle the open market purchases with the Agent. If shares are distributed in payment of a dividend or distribution because market price exceeded net asset value, a Participant will be required to include in gross income an amount equal to the greater of net asset value or 95% of fair market value (average of the high and low sales price on the date of the distribution) of the shares received by the Participant rather than the amount of such dividend. Distributions of shares will be subject to the right of the Fund to take such actions as may be deemed necessary in order to comply with or conform to the requirements of any applicable law or regulation.

The shares credited to the accounts of Participants at EquiServe will be determined on the basis of the amount of dividend or distribution to which each Participant is entitled, whether shares are purchased on the open market or issued by the Fund. Each Participant will be furnished with periodic statements.

A Participant will have the right to vote the full shares credited to the Participant's account under the Plan on the record date for a vote. Proxies sent to a Participant by EquiServe will include the number of full shares held for the Participant under the Plan.

The investment of dividends and distributions under the Plan does not relieve the Participant of any income tax which may be payable on such dividends or distributions. Annually, each participant will be provided with information for tax purposes with respect to the dividends and distributions on the shares held for the account of the Participant. The Fund strongly recommends that all Participants retain each year's final statement on their Plan participation as a part of their permanent tax record.

Shareholders who wish to elect to participate in the Plan should contact EquiServe for further information. A Participant may terminate participation in the Plan at

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

any time by notice in writing to EquiServe. All correspondence concerning the Plan should be directed to EquiServe at EquiServe Dividend Reinvestment Services, P.O. Box 43081, Providence, RI 02940-3081. You may also contact EquiServe directly at 1-800-446-2617. In order to be effective on the payment date of any dividend or distribution, notice of such termination must be received by EquiServe before the record date for the payment of such dividend or distribution. If a notice to discontinue is received by EquiServe on or after the record date for a dividend payment, such notice to discontinue may not become effective until such dividend has been reinvested and the shares purchased are credited to the Participant's account under the Plan. EquiServe, in its sole discretion, may either pay such dividend in cash or reinvest it in shares on behalf of the terminating Participant. EquiServe may terminate, for whatever reason at any time as it may determine in its sole discretion, an individual's participation in the Plan upon mailing a notice of termination to the Participant at the Participant's address as it appears on EquiServe's records.

When an account is terminated, the Participant will receive a certificate for the number of full shares credited to the Participant's account under the Plan, unless the sale of all or part of such shares is requested. Such sale may, but need not, be made by purchase of the shares for the account of other Participants and any such transaction shall be deemed to have been made at the then current market price less any applicable brokerage commissions and any other costs of sale. The terminating Participant's fractional share interest in the Plan will be aggregated with the fractional share interests of another terminating Participants and sold. The net proceeds of such sales will be distributed to the Participants in payment for their fractional share interests.

The Fund may terminate or amend the Plan upon thirty (30) days' notice in writing to each Participant, such termination or amendment to be effective as to all dividends and distributions payable to shareholders of record on any date more than thirty (30) days after mailing of such notice.

There is no direct service charge (other than brokerage commissions) by the Agent to Participants in the Plan. All costs of the Plan, except brokerage commissions, will be paid by the Fund. However, the Fund reserves the right to amend the Plan in the future to include a service charge.

--------------------------------------------------------------------------------
26

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

DIRECTORS

Adela Cepeda

Frank K. Reilly

Edward M. Roob

J. Mikesell Thomas

PRINCIPAL OFFICERS

W. Douglas Beck                                   Joseph T. Malone
President                                         Vice President and Treasurer

Mark F. Kemper                                    Craig G. Ellinger, CFA
Vice President and Secretary                      Vice President

INVESTMENT ADVISOR

UBS Global Asset Management (Americas) Inc.
One N. Wacker Drive
Chicago, Illinois 60606

Notice is hereby given in accordance with Section 23(c) of the investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2005 UBS Global Asset Management (Americas) Inc.
    All rights reserved.

[LOGO OF UBS] UBS                                               ----------------
                                                                   Presorted
                                                                    Standard
                                                                   US Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700
                                                                ----------------

    UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
    One N. Wacker Drive
    38th Floor
    Chicago, Illinois 60606

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b- 18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

The registrant's Board has established a Nominating, Compensation and Governance Committee. The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Fund's outstanding shares and
(ii) has been a shareholder of at least 1/2 of 1% of the Fund's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating, Compensation and Governance Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating,

Compensation and Governance Committee, Mr. Frank Reilly, care of the Secretary of the Fund at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606. The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating, Compensation and Governance Committee may also seek such additional information about the nominee as it considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------
    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    May 31, 2005
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    May 31, 2005
         ------------

By:      /s/ Joseph T. Malone
         --------------------
         Joseph T. Malone
         Vice President, Treasurer and Principal Accounting Officer

Date:    May 31, 2005
         ------------